Pension Plan (Plan's Estimated Future Benefit Payments) (Details) (USD $)	Dec. 31, 2014
Pension Plan [Abstract]
2015	$ 668,589
2016	850,240
2017	831,922
2018	810,249
2019	783,267
2020 - 2024	$ 3,555,152